Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth compensation information for our principal executive officer (“PEO”), and our NEOs, for purposes of comparing their compensation to the value of our stockholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, and 2023.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5)	Net Income Attributable to Radiant Logistics, Inc. (millions)
2025	$1,776,627	$1,309,411	$733,084	$604,131	$88	$17.3
2024	1,959,124	1,594,303	602,570	336,854	82	7.7
2023	2,224,181	1,964,760	778,397	672,546	97	20.6

(1)
The dollar amounts reported are the amounts of total compensation reported for our PEO, Mr. Crain, in the Summary Compensation Table.
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Crain in our Summary Compensation Table during the applicable year, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. The fair value of awards granted in prior years that were forfeited during the covered fiscal year are then deducted. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Fair value of awards granted in prior years that forfeited during the covered fiscal year	Compensation Actually Paid to PEO
2025	$1,776,627	$(902,522)	$792,358	$103,753	$35,414	$(496,219)	$1,309,411
2024	1,959,124	(787,687)	722,909	(271,783)	(28,259)		1,594,303
2023	2,224,181	(913,439)	790,819	(110,156)	(26,646)		1,964,760
(3)
For each fiscal year, non-PEO NEOs, Messrs. Macomber and Goldstein, are included in the average figures shown. Ms. Becker is included in fiscal years 2025 and 2024, while fiscal year 2024 and 2023 includes Mr. Sobba.
(4)
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. The fair value of awards granted in prior years that were forfeited during the covered fiscal year are then deducted. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Fair value of awards granted in prior years that forfeited during the covered fiscal year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$733,084	$(344,543)	$302,219	$32,933	$10,170	$(129,732)	$604,131
2024	602,570	(297,802)	202,050	(81,861)	(8,841)	(79,262)	$336,854
2023	778,397	(365,303)	316,024	(45,095)	(11,478)		$672,546
(5)
Assumes an investment of $100 for the period starting on June 30, 2021 through the end of the listed fiscal year. The closing prices of the Company’s common stock as reported on NYSE American, as applicable, on the following trading days were: $6.72 on June 30, 2023; $5.69 on June 30, 2024; and $6.08 on June 30, 2025.

RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND FINANCIAL PERFORMANCE MEASURES

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid and Net Income. As demonstrated by the following graphs, the amount of compensation actually paid to our NEOs is aligned with our net income over the three years presented in the table. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measure of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” our performance-based compensation elements are designed to reward both annual performance (under the short-term incentive program) and longer-term performance (under the long-term incentive program).

Compensation Actually Paid and Company Total Stockholder Return (“TSR”). As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because, among other things, a portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price. In addition, it appears our stock price generally correlates with our year-over-year financial results, including net income. As discussed above, net income is correlated with the performance measures of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively.

Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our PEO, Mr. Crain, in the Summary Compensation Table.
(3)
For each fiscal year, non-PEO NEOs, Messrs. Macomber and Goldstein, are included in the average figures shown. Ms. Becker is included in fiscal years 2025 and 2024, while fiscal year 2024 and 2023 includes Mr. Sobba.

PEO Total Compensation Amount	$ 1,776,627	$ 1,959,124	$ 2,224,181
PEO Actually Paid Compensation Amount	$ 1,309,411	1,594,303	1,964,760
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Crain in our Summary Compensation Table during the applicable year, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. The fair value of awards granted in prior years that were forfeited during the covered fiscal year are then deducted. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Fair value of awards granted in prior years that forfeited during the covered fiscal year	Compensation Actually Paid to PEO
2025	$1,776,627	$(902,522)	$792,358	$103,753	$35,414	$(496,219)	$1,309,411
2024	1,959,124	(787,687)	722,909	(271,783)	(28,259)		1,594,303
2023	2,224,181	(913,439)	790,819	(110,156)	(26,646)		1,964,760

Non-PEO NEO Average Total Compensation Amount	$ 733,084	602,570	778,397
Non-PEO NEO Average Compensation Actually Paid Amount	$ 604,131	336,854	672,546
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our PEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO in the Summary Compensation Table, less the aggregate grant date fair value RSU and PSU awards included in the table - with the following added to the calculated compensation: (i) the year-end value of equity awards granted during the reported year that are outstanding and unvested, (ii) the change in fair value as of the end of the reported fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year, and (iii) the change in fair value from the end of the prior fiscal year to the vesting date for equity awards granted in prior years that vested in the reported fiscal year. The fair value of awards granted in prior years that were forfeited during the covered fiscal year are then deducted. See Table below for further information.

Year	Summary Compensation Table Total	Grant Date Fair Value of Equity Awards Granted during the Fiscal Year	Year End Fair Value of Equity Awards Granted during the Fiscal Year	One Year Change in Fair Value of Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value from Prior Fiscal Year to Vesting Date for Equity Awards Vested	Fair value of awards granted in prior years that forfeited during the covered fiscal year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$733,084	$(344,543)	$302,219	$32,933	$10,170	$(129,732)	$604,131
2024	602,570	(297,802)	202,050	(81,861)	(8,841)	(79,262)	$336,854
2023	778,397	(365,303)	316,024	(45,095)	(11,478)		$672,546

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company Total Stockholder Return (“TSR”). As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because, among other things, a portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price. In addition, it appears our stock price generally correlates with our year-over-year financial results, including net income. As discussed above, net income is correlated with the performance measures of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income. As demonstrated by the following graphs, the amount of compensation actually paid to our NEOs is aligned with our net income over the three years presented in the table. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measure of adjusted EBITDA, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” our performance-based compensation elements are designed to reward both annual performance (under the short-term incentive program) and longer-term performance (under the long-term incentive program).

Compensation Actually Paid vs. Company Selected Measure

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Amount	$ 88	82	97
Net Income (Loss)	$ 17,300,000	$ 7,700,000	$ 20,600,000
PEO Name	Mr. Crain	Mr. Crain	Mr. Crain
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (902,522)	$ (787,687)	$ (913,439)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,358	722,909	790,819
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,753	(271,783)	(110,156)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,414	(28,259)	(26,646)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,219)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,543)	(297,802)	(365,303)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,219	202,050	316,024
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,933	(81,861)	(45,095)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,170	(8,841)	$ (11,478)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (129,732)	$ (79,262)